Issuances of Securities (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 02, 2022	Jun. 25, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized compensation cost			$ 25,313,630			$ 25,313,630
Repurchase common shares						50,000
Loss on settlement of debt			0	$ (60,938)	$ 80,532	209,598
Common stock issued for litigation settlement				1,850,000	1,850,000
Stock issued for litigation settlement			0	$ 462,500	$ 462,500	$ 0
Common stock shares cancellations						2,228,115
Description of common stock shares cancellation						250,000 shares of common stock were returned to the Company for no consideration, therefore the Company cancelled the shares, reducing common stock by $250 and increasing additional paid-in capital by the same
Common stock shares received						2,085,258
Common stock settlement of disgorgement obligation						$ 808,781
Additional paid-in capital			75,108,325		74,740,201	71,830,695
Subscription receivable					0	$ 50,550
Repurchase shares of common stock						142,857
Subscription receivable						$ 50,550
Proceeds from issuance of cost			$ 395,425	578,855	$ 2,326,074	175,887
Legal and administrative fees						$ 600
Common stock, shares issued for service renderred, shares						250,000
Common stock, shares issued for service renderred, amount						$ 50,550
Common stock, shares issued for service renderred, amount						$ 483,450
Restricted Stock Units [Member]
Restricted stock units granted						11,500,000	13,225,000
Officers And Management [Member]
Sale of common stock, shares					1,204,688
Fair value of common stock				168,938	$ 271,031
Accrued liabilities				127,500	218,250
Loss on settlement of debt				$ (41,438)	$ 52,781
Issuance of common stock for services, shares				637,500
Consultants [Member]
Sale of common stock, shares					712,500
Fair value of common stock				$ 79,500	$ 153,751
Accrued liabilities				60,000	126,000
Loss on settlement of debt				$ (19,500)	$ 27,751
Issuance of common stock for services, shares				300,000
Board of Directors [Member]
Restricted stock units granted						16,000,000
Restricted stock unit, vested						750,000	3,000,000
Legal Counsels [Member]
Issuance of common stock for services, shares						20,000
Fair value of common stock						$ 10,200
Share Issuances 2021 and 2022 [Member]
Sale of common stock, shares						672,919
Accrued liabilities						$ 203,126
Loss on settlement of debt						$ 50,875
Share Issuances [Member]
Sale of common stock, shares						425,000
Loss on settlement of debt						$ 76,500
Accrued liabilities related party						$ 127,500
Triton Purchase Agreement [Member]
Common stock, shares Purchase	10,000,000
Consultant [Member]
Issuance of common stock for services, shares						300,000
Common stock, shares issued for service renderred, amount						$ 129,000
Commitment Counsel [Member]
Issuance of common stock for services, shares						250,000
Fair value of common stock						$ 757,756
Convertible Notes Payable [Member]
Sale of common stock, shares						827,297
Convertible note payable						$ 200,000
Accrued interest						$ 6,849
Officers And Directors [Member]
Issuance of common stock for services, shares						850,000
RSU granted			47,665,000			1,000,000
Non Affiliated Investor [Member] | Private Placement [Member]
Sale of common stock, shares						579,028
Sale of common stock, shares			2,050,000	2,535,000
Subscription receivable				$ 50,550
Proceeds from issuance of cost						$ 149,687
Proceeds from sale of common stock			$ 391,225	575,855
Legal and administrative fees			$ 4,200	$ 3,000
Chief Executive Officers [Member]
Common stock, shares issued for service renderred, amount						$ 344,250
Triton Funds LP [Member]
Common stock purchase agreement description		Triton up to $6,000,000 of common stock. The Triton Purchase Agreement expired on June 30, 2022
White Lion Capital [Member]
Sale of common stock, shares				400,000	10,145,000	757,576
Additional paid-in capital						$ 72,395
Subscription receivable				$ 71,717	$ 50,550
Fair value of common stock					2,308,674	250,000
Legal and administrative fees					$ 17,400	$ 26,200
Common stock, shares Purchase	10,000,000
Common stock shares for legal services						395,000